Cover	Sep. 21, 2021
Cover [Abstract]
Entity Registrant Name	Lowell Farms Inc.
Entity Central Index Key	0001838128
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Sep. 21, 2021
Entity Ex Transition Period	false
Entity Incorporation State Country Code	Z4
Entity File Number	000-56254
Entity Address Address Line 1	19 Quail Run Circle
Entity Address Address Line 2	Suite B
Entity Address City Or Town	Salinas
Entity Address State Or Province	CA
City Area Code	831
Local Phone Number	998-8214
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Postal Zip Code	93907